Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income		$ 78.9	$ 309.5	$ 74.1
Noncash revenues, expenses, gains and losses included in income:
Deferred tax expense (benefit)		49.5	(65.2)	11.2
Amortization of deferred gain and gains on disposal of businesses		(97.8)	(364.5)	(9.1)
Depreciation and amortization		(0.2)	1.8	4.7
Net realized gains on investments	[1]	(9.7)	(162.9)	(10.0)
Change in securities classified as trading	[1]	25.2	(29.7)	0.0
Goodwill impairment		0.0	17.3	0.0
Changes in operating assets and liabilities:
Change in reinsurance recoverable		3.0	(7.6)	(0.1)
Change in insurance policy reserves and expenses		(91.6)	(76.2)	(104.9)
Change in accounts payable and other liabilities		(7.9)	(29.8)	7.3
Change in income taxes		(6.4)	(1.4)	3.2
Other		9.7	12.0	(3.0)
Net cash used in operating activities		(47.3)	(396.7)	(26.6)
Sales of:
Fixed maturity securities available for sale		148.3	265.0	266.5
Equity securities available for sale		12.2	34.5	44.5
Other invested assets		4.9	16.8	85.8
Subsidiary, net of cash transferred	[1]	0.0	880.5	0.0
Commercial mortgage loans on real estate		0.0	51.2	0.0
Maturities, calls, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale		44.7	66.3	109.8
Commercial mortgage loans on real estate		28.8	27.9	123.3
Purchases of:
Fixed maturity securities available for sale		(177.4)	(478.1)	(308.2)
Equity securities available for sale		(0.3)	(39.9)	(64.7)
Commercial mortgage loans on real estate		(10.5)	(8.4)	(43.7)
Other invested assets		(4.8)	(2.6)	(6.7)
Change in short-term investments		(3.8)	(145.0)	(44.6)
Change in collateral held under securities lending		0.0	0.0	42.9
Change in policy loans		0.7	1.2	1.6
Net cash provided by investing activities		42.8	669.4	206.5
Financing activities
Cash dividends paid		(1.9)	(379.4)	(83.0)
Capital contribution from affiliated entity	[1]	0.0	54.3	0.0
Change in obligation under securities lending		0.0	0.0	(42.9)
Net cash used in financing activities		(1.9)	(325.1)	(125.9)
Cash included in held for sale assets		0.0	1.2	(1.2)
Change in cash and cash equivalents		(6.4)	(51.2)	52.8
Cash and cash equivalents at beginning of period		8.9	60.1	7.3
Cash and cash equivalents at end of period		2.5	8.9	60.1
Supplemental information:
Income taxes paid		$ 4.3	$ 273.2	$ 26.6

[1]	from the sale of Assurant's Employee Benefits segment mainly through reinsurance transactions.